UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.63%
Corporate-Backed Revenue Bonds – 3.86%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,006,930
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,962,720
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,558,014
		21,527,664
Education Revenue Bonds – 9.35%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,278,939
Series A 5.00% 3/1/39	385,000	381,797
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	262,710
Series A 5.00% 7/1/45	1,390,000	1,436,370
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,732,330
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	635,170
Series A 5.75% 8/1/44	1,190,000	1,305,120
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	618,471
Series A 5.00% 7/1/44	1,770,000	1,862,712
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	482,004
5.50% 8/1/49	2,260,000	2,334,625
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,867,074
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,571,900
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,086,670
Series 7-D 5.00% 3/1/30	1,500,000	1,671,990
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,468,441
Series 7-Q 5.00% 10/1/23	350,000	395,483
Series 7-Q 5.00% 10/1/24	475,000	532,404

NQ-301 [5/15] 7/15 (14742)     1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
Series 7-Q 5.00% 10/1/27	200,000	$218,042
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,001,258
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,325,550
Series 7-A 5.00% 10/1/39	2,000,000	2,211,600
Series 7-U 5.00% 4/1/23	550,000	653,246
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	791,301
Series A 5.00% 9/1/44	1,500,000	1,526,580
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,000,000	1,916,540
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,177,990
Series A 5.25% 12/1/29	1,850,000	2,166,609
Series D 5.00% 12/1/27	1,000,000	1,159,380
		52,072,306
Electric Revenue Bonds – 5.04%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,041,160
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	769,370
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	456,474
5.00% 10/1/30	500,000	574,315
5.00% 10/1/33	1,205,000	1,372,591
Series A 5.00% 10/1/30	1,060,000	1,217,548
Series A 5.00% 10/1/34	750,000	851,077
Series A 5.00% 10/1/35	415,000	470,216
Unrefunded Balance 5.00% 10/1/35	1,290,000	1,307,699
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/25	125,000	145,631
Series A 5.00% 1/1/26	425,000	490,085
Series A 5.00% 1/1/31	520,000	582,608
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	346,132
Series B 5.00% 12/1/28	275,000	319,941
Series B 5.00% 12/1/31	1,365,000	1,569,709

2     NQ-301 [5/15] 7/15 (14742)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series B 5.00% 12/1/33	300,000	$342,813
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,774,100
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,142,280
Series A 5.00% 1/1/34	4,000,000	4,552,960
Series A 5.00% 1/1/40	1,250,000	1,408,763
Series A 5.00% 1/1/46	3,000,000	3,340,650
		28,076,122
Healthcare Revenue Bonds – 43.11%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,119,026
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,569,300
6.20% 7/1/45	2,000,000	2,104,840
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,077,800
Series A 7.00% 11/1/46	1,220,000	1,312,415
Anoka Healthcare & Housing Facilities Revenue
(Homestead at Anoka Inc)
5.125% 11/1/49	1,100,000	1,108,371
5.375% 11/1/34	320,000	334,112
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,176,422
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,716,740
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,000
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	582,275
5.00% 11/1/44	500,000	545,270
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	739,395

NQ-301 [5/15] 7/15 (14742)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/40	705,000	$713,157
Series A 5.00% 4/1/48	315,000	316,487
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,047,599
6.00% 6/15/39	3,570,000	3,969,768
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,276,163
5.40% 8/1/40	1,000,000	1,027,320
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	521,100
4.00% 4/1/25	660,000	686,321
4.00% 4/1/31	60,000	60,732
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	683,509
5.75% 2/1/44	500,000	519,265
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,579,907
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,744,665
5.25% 5/1/37	2,950,000	3,092,751
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	208,102
Series A 6.625% 11/15/28	3,000,000	3,483,630
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,320,097
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,527,050
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,797,690
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,050,924
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,641,032
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	501,600
5.25% 11/1/45	1,950,000	1,961,837
5.375% 11/1/50	455,000	457,016

4     NQ-301 [5/15] 7/15 (14742)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	$2,764,163
Series A 5.25% 8/15/35	2,085,000	2,334,220
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,896,990
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,308,950
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,724,900
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,842,176
(Health Care System) Unrefunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	180,000	180,394
Series A 6.375% 11/15/29	15,000	15,067
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,970,806
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	457,692
Series A 5.00% 11/1/32	330,000	347,111
Series A 5.00% 11/1/42	1,250,000	1,302,413
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,851,829
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,361,112
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,628,056
Series D Remarketing 5.00% 11/15/38	6,405,000	7,201,782
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	345,289
5.00% 7/1/33	650,000	717,912
5.875% 7/1/30	1,850,000	2,142,744
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,361,574
Series A 5.30% 9/1/37	1,200,000	1,255,224
Series A 6.375% 9/1/42	2,435,000	2,494,828
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,357,519

NQ-301 [5/15] 7/15 (14742)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	$934,508
5.00% 9/1/24	575,000	682,209
5.00% 9/1/25	750,000	881,557
5.00% 9/1/26	575,000	668,742
5.00% 9/1/27	405,000	467,009
5.00% 9/1/28	425,000	483,591
5.00% 9/1/29	425,000	482,018
5.00% 9/1/34	730,000	807,081
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,245
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,096,950
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,564,960
Series A 5.125% 5/1/30	9,350,000	10,315,761
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	17,550,000	19,921,531
Series C 5.50% 7/1/23	3,000,000	3,341,130
Series C 5.625% 7/1/26	1,925,000	2,129,935
Series C 5.75% 7/1/30	5,035,000	5,599,323
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,292,343
Series A-1 5.25% 11/15/29	5,605,000	6,335,892
(Health Partners Obligation Group Project)
5.00% 7/1/33	1,260,000	1,395,160
5.25% 5/15/36	7,900,000	8,182,030
Series A 4.00% 7/1/35	500,000	494,200
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/30	4,000,000	4,082,760
6.00% 11/15/35	10,340,000	10,552,900
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,213,929
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,192,752

6     NQ-301 [5/15] 7/15 (14742)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	$501,720
Series A 5.375% 5/1/43	500,000	501,280
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,000,260
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,537,725
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,132,961
Series A 5.75% 11/1/39	2,365,000	2,559,214
Series A 6.00% 5/1/47	3,685,000	4,013,997
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	895,755
4.65% 7/1/26	540,000	569,684
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,935
5.125% 12/1/44	1,605,000	1,644,130
5.25% 12/1/49	750,000	771,780
		240,206,396
Housing Revenue Bonds – 4.83%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,625,000	7,650,163
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) ●	1,880,000	1,890,923
Series I 4.85% 7/1/38 (AMT)	1,450,000	1,458,511
Series I 5.15% 7/1/38 (AMT)	4,070,000	4,091,042
Series L 5.10% 7/1/38 (AMT)	7,280,000	7,491,266
Series M 4.875% 7/1/37 (AMT)	2,145,000	2,154,803
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities
Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,050,000	2,187,268
		26,923,976

NQ-301 [5/15] 7/15 (14742)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds – 2.34%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,408,737
Series A 5.00% 6/1/43	3,835,000	4,264,712
Series B 5.00% 3/1/28	2,500,000	2,881,725
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,480,502
		13,035,676
Local General Obligation Bonds – 6.21%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	562,510
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,501,007
Farmington Independent School District No 192
Series A 5.00% 2/1/25	3,775,000	4,520,638
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	5,000,000	5,175,350
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,065,200
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	898,657
Sartell - St. Stephen Independent School District No. 748
Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,743,297
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,720,975
Series A 4.75% 2/1/26	3,600,000	3,910,284
Series A 4.75% 2/1/27	2,300,000	2,487,519
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,011,073
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,440
5.125% 12/1/24	1,000,000	1,003,550
		34,607,500
Pre-Refunded / Escrowed to Maturity Bonds – 10.06%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	442,592
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,302,380

8     NQ-301 [5/15] 7/15 (14742)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	$19,137,117
Minnesota
Series A 5.00% 10/1/24-21 §	70,000	83,801
Series A 5.00% 10/1/27-21 §	80,000	95,773
(Various Purposes) Series A 4.00% 8/1/27-22 §	45,000	50,950
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/29-15 (NATL-RE) §	4,665,000	4,739,453
Minnesota Municipal Power Agency Revenue
5.00% 10/1/35-15 §	1,710,000	1,737,514
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17 §	2,170,000	2,246,883
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS) §	365,000	377,932
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC) §	575,000	595,372
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,805,625
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	445,000	468,358
		56,083,750
Special Tax Revenue Bonds – 3.33%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,314,452
Series B 5.00% 12/15/20	1,000,000	1,101,470
Series B 5.00% 12/15/24	1,150,000	1,265,046
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,550,470
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,312,826
5.00% 6/1/25	2,000,000	2,262,080
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	747,945
Series G 5.00% 11/1/31	1,500,000	1,707,630
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,286,000
		18,547,919

NQ-301 [5/15] 7/15 (14742)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds – 5.53%
Minnesota
Series A Unrefunded 5.00% 10/1/24	4,555,000	$5,395,898
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,096,584
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,803,100
(Various Purposes)
Series A 5.00% 8/1/30	4,200,000	4,991,322
Series A 5.00% 8/1/32	2,755,000	3,239,742
Series A Unrefunded 4.00% 8/1/27	955,000	1,039,279
Series F 5.00% 10/1/22	3,500,000	4,245,220
		30,811,145
Transportation Revenue Bonds – 3.58%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,421,850
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,121,450
Series B 5.00% 1/1/26	575,000	656,937
Series B 5.00% 1/1/27	1,160,000	1,317,029
Series B 5.00% 1/1/28	2,750,000	3,094,025
Series B 5.00% 1/1/29	120,000	134,401
Series B 5.00% 1/1/30	1,675,000	1,869,652
Series B 5.00% 1/1/31	1,750,000	1,948,940
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,081,852
Series A 5.00% 8/1/35	1,145,000	1,176,006
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,669,935
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,473,504
		19,965,581
Water & Sewer Revenue Bonds – 2.39%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,623,008
Series B 5.00% 9/1/22	2,125,000	2,579,070
Series B 5.00% 9/1/25	2,000,000	2,391,340
Series E 5.00% 9/1/22	2,745,000	3,331,552
Series E 5.00% 9/1/23	2,000,000	2,407,260
		13,332,230
Total Municipal Bonds (cost $519,614,755)		555,190,265

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(Unaudited)

Total Value of Securities – 99.63%
(cost $519,614,755)	$555,190,265

Receivables and Other Assets Net of Liabilities – 0.37%	2,045,668
Net Assets – 100.00%	$557,235,933

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
IBC – Insured Bond Certificate
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts

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Notes
Delaware Tax-Free Minnesota Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

Level 2
Municipal Bonds	$555,190,265

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: